UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2021

*	This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. Each remaining series of the Registrant has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2021
MFS®  Inflation-Adjusted
Bond Fund
IAB-SEM

MFS® Inflation-Adjusted
Bond Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
U.S. Treasury Securities	83.3%
Investment Grade Corporates	2.9%
Municipal Bonds	2.7%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Debt Obligations	1.3%
Mortgage-Backed Securities	0.8%
U.S. Government Agencies	0.1%
Composition including fixed income credit quality (a)(i)
AAA	2.3%
AA	2.1%
A	2.8%
BBB	1.5%
U.S. Government	89.4%
Federal Agencies	0.9%
Not Rated	(5.8)%
Cash & Cash Equivalents	0.8%
Other	6.0%
Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	8.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.66%	$1,000.00	$1,016.61	$3.30
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
B	Actual	1.41%	$1,000.00	$1,013.47	$7.04
	Hypothetical (h)	1.41%	$1,000.00	$1,017.80	$7.05
C	Actual	1.51%	$1,000.00	$1,012.13	$7.53
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55
I	Actual	0.51%	$1,000.00	$1,017.23	$2.55
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
R1	Actual	1.51%	$1,000.00	$1,012.15	$7.53
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55
R2	Actual	1.01%	$1,000.00	$1,014.23	$5.04
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R3	Actual	0.76%	$1,000.00	$1,015.28	$3.80
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
R4	Actual	0.51%	$1,000.00	$1,017.24	$2.55
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
R6	Actual	0.44%	$1,000.00	$1,017.52	$2.20
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.1%
Asset-Backed & Securitized – 3.4%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.164% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$2,140,208	$ 2,138,929
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.771%, 2/15/2054 (i)	8,190,357	1,036,853
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	2,400,000	2,678,976
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.387%, 2/15/2054 (i)	25,619,897	2,458,893
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)	15,514,329	1,354,509
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.42% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	4,000,000	4,002,464
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	2,972,000	3,148,857
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,063,594	2,216,770
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,302,897	2,448,327
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	544,612	528,021
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.445%, 2/15/2054 (i)	19,759,502	2,053,089
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	2,190,172	2,404,637
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.203% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,331,195	1,331,735
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.689% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	3,382,623	3,399,455
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.564% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	5,757,000	5,751,584
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.814% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	2,577,500	2,598,432
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	467,871	517,354
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 4/15/2031 (i)(w)	10,300,313	1,018,749
Oaktree CLO Ltd., 15-1A, “A1R”, FLR, 1.058% (LIBOR - 3mo. + 0.87%), 10/20/2027 (n)	2,398,406	2,398,378
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.532% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,847,360	1,837,510
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.383% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,866,629	2,857,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	$1,533,375	$ 1,693,670
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,297,750	3,538,016
		$53,412,601
Automotive – 0.8%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$800,000	$ 823,501
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,110,000	1,139,729
Hyundai Capital America, 0.8%, 1/08/2024 (n)	2,925,000	2,909,576
Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023 (n)	7,310,000	7,342,256
		$12,215,062
Computer Software - Systems – 0.1%
Apple, Inc., 3.2%, 5/11/2027	$1,826,000	$ 2,009,231
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$ 1,504,644
Industrial Revenue - Other – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$268,000	$ 274,326
Howard University, Washington D.C., 2.801%, 10/01/2023	295,000	304,134
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	255,000	256,231
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	325,000	334,919
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	402,000	412,486
		$1,582,096
Major Banks – 0.4%
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	$4,000,000	$ 4,017,560
UBS Group AG, 3.491%, 5/23/2023 (n)	2,334,000	2,406,961
		$6,424,521
Medical & Health Technology & Services – 0.4%
CommonSpirit Health, AGM, 3.817%, 10/01/2049	$2,967,000	$ 3,195,576
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	2,421,000	2,886,361
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	747,000	882,070
		$6,964,007
Mortgage-Backed – 0.8%
Freddie Mac, 3.286%, 11/25/2027	$2,049,000	$ 2,288,933
Freddie Mac, 3.85%, 5/25/2028	2,860,000	3,304,372
Freddie Mac, 3.854%, 6/25/2028	2,093,000	2,421,003
Freddie Mac, 1.765%, 5/25/2030 (i)	6,326,494	859,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.262%, 9/25/2030 (i)	$3,529,812	$ 352,363
Freddie Mac, 0.423%, 1/25/2031 (i)	29,860,726	836,438
Freddie Mac, 1.026%, 1/25/2031 (i)	8,529,316	698,885
Freddie Mac, 0.873%, 2/25/2031 (i)	11,388,256	792,452
Freddie Mac, 0.529%, 3/25/2031 (i)	36,664,130	1,660,790
		$13,215,118
Municipals – 2.7%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$580,000	$ 580,937
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	1,855,000	1,876,692
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	1,310,000	1,339,113
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039	410,000	532,670
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	262,000	266,823
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	523,000	534,749
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	392,000	399,573
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026	915,000	933,959
Colorado Health Facilities Authority Rev. (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	985,000	1,004,118
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	2,436,000	2,457,697
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	2,335,000	2,454,781
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	340,000	354,615
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	1,660,000	1,730,888
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	4,200,000	4,492,846
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,245,000	1,285,021
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	8,796,000	8,689,228
New Jersey Turnpike Authority, Turnpike Rev., “B”, 1.047%, 1/01/2026	745,000	740,335
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,416,008
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	2,140,000	2,173,315
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,910,000	1,949,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	$4,235,000	$ 4,092,502
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	1,020,000	1,037,811
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	835,000	847,576
		$42,190,531
Network & Telecom – 0.1%
Verizon Communications, Inc., 0.75%, 3/22/2024	$2,214,000	$ 2,222,538
Other Banks & Diversified Financials – 0.1%
ING Groep N.V., 3.15%, 3/29/2022	$2,236,000	$ 2,292,683
Specialty Stores – 0.1%
Ross Stores, Inc., 0.875%, 4/15/2026	$1,216,000	$ 1,189,232
U.S. Government Agencies and Equivalents – 0.1%
Tennessee Valley Authority, 0.75%, 5/15/2025	$1,985,000	$ 1,991,724
U.S. Treasury Inflation Protected Securities – 89.3%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$27,388,735	$ 32,236,862
U.S. Treasury Bonds, 2%, 1/15/2026	29,308,576	34,895,905
U.S. Treasury Bonds, 2.375%, 1/15/2027	38,418,826	47,499,776
U.S. Treasury Bonds, 1.75%, 1/15/2028	54,997,786	66,829,471
U.S. Treasury Bonds, 3.625%, 4/15/2028	37,026,617	50,284,605
U.S. Treasury Bonds, 2.5%, 1/15/2029	13,644,493	17,650,254
U.S. Treasury Bonds, 3.875%, 4/15/2029 (f)	75,924,758	107,406,840
U.S. Treasury Bonds, 3.375%, 4/15/2032	8,011,160	11,797,163
U.S. Treasury Bonds, 2.125%, 2/15/2040	2,437,295	3,543,694
U.S. Treasury Bonds, 2.125%, 2/15/2041	16,503,701	24,183,080
U.S. Treasury Bonds, 0.75%, 2/15/2042	46,675,890	54,814,390
U.S. Treasury Bonds, 0.625%, 2/15/2043	41,507,582	47,609,412
U.S. Treasury Bonds, 1.375%, 2/15/2044	7,144,628	9,472,214
U.S. Treasury Bonds, 0.75%, 2/15/2045	21,690,434	25,538,226
U.S. Treasury Bonds, 1%, 2/15/2046	2,849,620	3,549,743
U.S. Treasury Bonds, 0.875%, 2/15/2047	8,742,361	10,707,571
U.S. Treasury Bonds, 1%, 2/15/2048	20,476,881	25,908,854
U.S. Treasury Bonds, 0.25%, 2/15/2050	33,305,183	35,500,810
U.S. Treasury Notes, 0.125%, 1/15/2023	3,505,469	3,673,143
U.S. Treasury Notes, 0.375%, 7/15/2023	55,026,646	58,939,413
U.S. Treasury Notes, 0.625%, 1/15/2024	105,527,335	114,697,770
U.S. Treasury Notes, 0.5%, 4/15/2024	53,405,464	58,104,867
U.S. Treasury Notes, 0.125%, 7/15/2024	57,792,108	62,808,283
U.S. Treasury Notes, 0.25%, 1/15/2025	98,658,803	107,874,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.375%, 7/15/2025	$84,615,877	$ 93,867,433
U.S. Treasury Notes, 0.625%, 1/15/2026	32,970,918	37,000,840
U.S. Treasury Notes, 0.125%, 7/15/2026	9,925,946	10,964,552
U.S. Treasury Notes, 0.375%, 1/15/2027	39,649,069	44,231,170
U.S. Treasury Notes, 0.375%, 7/15/2027	30,912,104	34,719,364
U.S. Treasury Notes, 0.5%, 1/15/2028	56,566,016	63,720,733
U.S. Treasury Notes, 0.875%, 1/15/2029	13,331,713	15,474,335
U.S. Treasury Notes, 0.25%, 7/15/2029	817,817	910,769
U.S. Treasury Notes, 0.125%, 1/15/2030	44,466,690	48,719,975
U.S. Treasury Notes, 0.125%, 7/15/2030	53,085,368	58,344,137
		$ 1,423,480,320
Utilities - Electric Power – 0.6%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,958,000	$ 6,101,907
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,891,000	3,188,625
		$9,290,532
Total Bonds (Identified Cost, $1,461,172,676)		$ 1,579,984,840
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $10,357,374)	10,357,374	$ 10,357,374
Other Assets, Less Liabilities – 0.3%		4,194,999
Net Assets – 100.0%		$ 1,594,537,213

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,357,374 and $1,579,984,840, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,039,810, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	19,500,644	USD	23,407,498	Citibank N.A.	7/16/2021	$72,405
Liability Derivatives
USD	22,982,805	EUR	19,261,406	JPMorgan Chase Bank N.A.	7/16/2021	$(209,041)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	485	$64,035,156	June – 2021	$1,021,271
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	223	$32,456,953	June – 2021	$(58,926)
At April 30, 2021, the fund had cash collateral of $350,000 and other liquid securities with an aggregate value of $1,382,884 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,461,172,676)	$1,579,984,840
Investments in affiliated issuers, at value (identified cost, $10,357,374)	10,357,374
Restricted cash for
Forward foreign currency exchange contracts	350,000
Receivables for
Forward foreign currency exchange contracts	72,405
Investments sold	596,147
Fund shares sold	1,689,066
Interest	3,144,192
Receivable from investment adviser	10,122
Other assets	8,608
Total assets	$1,596,212,754
Liabilities
Payables for
Forward foreign currency exchange contracts	$209,041
Net daily variation margin on open futures contracts	50,587
Fund shares reacquired	55,134
When-issued investments purchased	1,022,828
Payable to affiliates
Administrative services fee	1,196
Shareholder servicing costs	269,513
Distribution and service fees	1,005
Payable for independent Trustees' compensation	1,398
Accrued expenses and other liabilities	64,839
Total liabilities	$1,675,541
Net assets	$1,594,537,213
Net assets consist of
Paid-in capital	$1,498,882,061
Total distributable earnings (loss)	95,655,152
Net assets	$1,594,537,213
Shares of beneficial interest outstanding	140,985,909

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$77,754,316	6,899,503	$11.27
Class B	1,091,420	97,573	11.19
Class C	4,449,930	397,761	11.19
Class I	10,079,591	893,082	11.29
Class R1	529,461	47,437	11.16
Class R2	613,127	54,553	11.24
Class R3	1,707,133	151,547	11.26
Class R4	101,129	8,971	11.27
Class R6	1,498,211,106	132,435,482	11.31

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.77 [100 / 95.75 x $11.27]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$16,579,070
Dividends from affiliated issuers	16,249
Total investment income	$16,595,319
Expenses
Management fee	$3,331,803
Distribution and service fees	123,260
Shareholder servicing costs	504,756
Administrative services fee	98,178
Independent Trustees' compensation	11,196
Custodian fee	41,752
Shareholder communications	8,932
Audit and tax fees	21,543
Legal fees	4,935
Miscellaneous	97,256
Total expenses	$4,243,611
Reduction of expenses by investment adviser and distributor	(869,829)
Net expenses	$3,373,782
Net investment income (loss)	$13,221,537
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$18,590,594
Futures contracts	2,592,292
Forward foreign currency exchange contracts	(980,653)
Foreign currency	12,725
Net realized gain (loss)	$20,214,958
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,348,199)
Futures contracts	508,443
Forward foreign currency exchange contracts	(608,076)
Translation of assets and liabilities in foreign currencies	971
Net unrealized gain (loss)	$(8,446,861)
Net realized and unrealized gain (loss)	$11,768,097
Change in net assets from operations	$24,989,634
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$13,221,537	$16,633,175
Net realized gain (loss)	20,214,958	10,394,115
Net unrealized gain (loss)	(8,446,861)	74,029,945
Change in net assets from operations	$24,989,634	$101,057,235
Total distributions to shareholders	$(16,020,907)	$(17,266,830)
Change in net assets from fund share transactions	$224,083,107	$64,010,842
Total change in net assets	$233,051,834	$147,801,247
Net assets
At beginning of period	1,361,485,379	1,213,684,132
At end of period	$1,594,537,213	$1,361,485,379
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.20	$10.46	$9.83	$10.32	$10.61	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.12	$0.17	$0.25	$0.17	$0.07
Net realized and unrealized gain (loss)	0.10	0.75	0.69	(0.46)	(0.25)	0.45
Total from investment operations	$0.19	$0.87	$0.86	$(0.21)	$(0.08)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.13)	$(0.23)	$(0.28)	$(0.21)	$(0.10)
Net asset value, end of period (x)	$11.27	$11.20	$10.46	$9.83	$10.32	$10.61
Total return (%) (r)(s)(t)(x)	1.66(n)	8.42	8.80	(2.07)	(0.78)	5.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.93	0.95	0.96	0.97	0.99
Expenses after expense reductions (f)	0.66(a)	0.76	0.80	0.80	0.80	0.80
Net investment income (loss)	1.60(a)(l)	1.11	1.69	2.44	1.61	0.71
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$77,754	$65,862	$46,796	$44,085	$47,052	$48,046
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.13	$10.42	$9.79	$10.27	$10.56	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.02	$0.09	$0.17	$0.09	$(0.01)
Net realized and unrealized gain (loss)	0.10	0.77	0.69	(0.44)	(0.25)	0.45
Total from investment operations	$0.14	$0.79	$0.78	$(0.27)	$(0.16)	$0.44
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.15)	$(0.21)	$(0.13)	$(0.02)
Net asset value, end of period (x)	$11.19	$11.13	$10.42	$9.79	$10.27	$10.56
Total return (%) (r)(s)(t)(x)	1.26(n)	7.65	8.03	(2.72)	(1.53)	4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.69	1.70	1.71	1.72	1.74
Expenses after expense reductions (f)	1.41(a)	1.53	1.55	1.55	1.55	1.55
Net investment income (loss)	0.64(a)(l)	0.21	0.91	1.73	0.86	(0.08)
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$1,091	$1,454	$3,404	$4,774	$7,029	$10,599

Class C	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.13	$10.42	$9.79	$10.28	$10.57	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.02	$0.08	$0.16	$0.08	$(0.02)
Net realized and unrealized gain (loss)	0.10	0.77	0.69	(0.45)	(0.25)	0.45
Total from investment operations	$0.14	$0.79	$0.77	$(0.29)	$(0.17)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.14)	$(0.20)	$(0.12)	$(0.01)
Net asset value, end of period (x)	$11.19	$11.13	$10.42	$9.79	$10.28	$10.57
Total return (%) (r)(s)(t)(x)	1.21(n)	7.58	7.92	(2.91)	(1.63)	4.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.68	1.70	1.71	1.72	1.74
Expenses after expense reductions (f)	1.51(a)	1.62	1.65	1.65	1.65	1.65
Net investment income (loss)	0.72(a)(l)	0.17	0.76	1.61	0.78	(0.16)
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$4,450	$4,771	$5,374	$7,185	$10,451	$12,199
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.22	$10.47	$9.84	$10.33	$10.62	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.15	$0.17	$0.27	$0.20	$0.12
Net realized and unrealized gain (loss)	0.08	0.74	0.70	(0.46)	(0.27)	0.41
Total from investment operations	$0.19	$0.89	$0.87	$(0.19)	$(0.07)	$0.53
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.14)	$(0.24)	$(0.30)	$(0.22)	$(0.11)
Net asset value, end of period (x)	$11.29	$11.22	$10.47	$9.84	$10.33	$10.62
Total return (%) (r)(s)(t)(x)	1.72(n)	8.61	8.96	(1.91)	(0.63)	5.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.68	0.70	0.70	0.72	0.73
Expenses after expense reductions (f)	0.51(a)	0.61	0.65	0.65	0.65	0.65
Net investment income (loss)	1.98(a)(l)	1.34	1.72	2.69	1.97	1.19
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$10,080	$5,633	$4,503	$5,332	$7,569	$15,502

Class R1	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.10	$10.41	$9.78	$10.26	$10.55	$10.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.02	$0.09	$0.17	$0.08	$(0.04)
Net realized and unrealized gain (loss)	0.09	0.75	0.68	(0.45)	(0.25)	0.47
Total from investment operations	$0.13	$0.77	$0.77	$(0.28)	$(0.17)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.14)	$(0.20)	$(0.12)	$(0.01)
Net asset value, end of period (x)	$11.16	$11.10	$10.41	$9.78	$10.26	$10.55
Total return (%) (r)(s)(t)(x)	1.21(n)	7.40	7.93	(2.82)	(1.63)	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.68	1.70	1.71	1.72	1.74
Expenses after expense reductions (f)	1.51(a)	1.61	1.65	1.65	1.65	1.65
Net investment income (loss)	0.73(a)(l)	0.20	0.86	1.68	0.82	(0.34)
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$529	$454	$332	$305	$321	$331
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.18	$10.45	$9.82	$10.30	$10.59	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.08	$0.14	$0.21	$0.13	$0.05
Net realized and unrealized gain (loss)	0.09	0.76	0.68	(0.44)	(0.25)	0.43
Total from investment operations	$0.16	$0.84	$0.82	$(0.23)	$(0.12)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.11)	$(0.19)	$(0.25)	$(0.17)	$(0.06)
Net asset value, end of period (x)	$11.24	$11.18	$10.45	$9.82	$10.30	$10.59
Total return (%) (r)(s)(t)(x)	1.42(n)	8.08	8.43	(2.32)	(1.13)	4.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12(a)	1.18	1.20	1.21	1.22	1.24
Expenses after expense reductions (f)	1.01(a)	1.11	1.15	1.15	1.15	1.15
Net investment income (loss)	1.18(a)(l)	0.71	1.34	2.09	1.28	0.52
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$613	$586	$643	$603	$941	$1,438

Class R3	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.20	$10.46	$9.83	$10.32	$10.60	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.10	$0.16	$0.24	$0.16	$0.08
Net realized and unrealized gain (loss)	0.09	0.76	0.69	(0.46)	(0.24)	0.42
Total from investment operations	$0.17	$0.86	$0.85	$(0.22)	$(0.08)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.12)	$(0.22)	$(0.27)	$(0.20)	$(0.09)
Net asset value, end of period (x)	$11.26	$11.20	$10.46	$9.83	$10.32	$10.60
Total return (%) (r)(s)(t)(x)	1.53(n)	8.35	8.70	(2.16)	(0.79)	4.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.93	0.95	0.96	0.97	0.99
Expenses after expense reductions (f)	0.76(a)	0.86	0.90	0.90	0.90	0.90
Net investment income (loss)	1.46(a)(l)	0.96	1.57	2.36	1.55	0.72
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$1,707	$1,609	$1,590	$1,873	$1,910	$2,278
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.20	$10.45	$9.83	$10.32	$10.61	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.13	$0.16	$0.27	$0.18	$0.05
Net realized and unrealized gain (loss)	0.09	0.76	0.70	(0.46)	(0.25)	0.47
Total from investment operations	$0.19	$0.89	$0.86	$(0.19)	$(0.07)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.14)	$(0.24)	$(0.30)	$(0.22)	$(0.11)
Net asset value, end of period (x)	$11.27	$11.20	$10.45	$9.83	$10.32	$10.61
Total return (%) (r)(s)(t)(x)	1.72(n)	8.63	8.86	(1.92)	(0.63)	5.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.68	0.70	0.72	0.72	0.73
Expenses after expense reductions (f)	0.51(a)	0.62	0.65	0.65	0.65	0.65
Net investment income (loss)	1.79(a)(l)	1.22	1.58	2.60	1.76	0.51
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$101	$87	$90	$140	$725	$704

Class R6	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.24	$10.49	$9.86	$10.35	$10.64	$10.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.20	$0.27	$0.19	$0.10
Net realized and unrealized gain (loss)	0.10	0.75	0.68	(0.45)	(0.25)	0.44
Total from investment operations	$0.20	$0.90	$0.88	$(0.18)	$(0.06)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.15)	$(0.25)	$(0.31)	$(0.23)	$(0.12)
Net asset value, end of period (x)	$11.31	$11.24	$10.49	$9.86	$10.35	$10.64
Total return (%) (r)(s)(t)(x)	1.75(n)	8.66	9.03	(1.82)	(0.53)	5.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.60	0.62	0.62	0.63	0.65
Expenses after expense reductions (f)	0.44(a)	0.53	0.57	0.57	0.56	0.56
Net investment income (loss)	1.80(a)(l)	1.34	1.95	2.68	1.86	0.99
Portfolio turnover	27(n)	36	38	23	20	23
Net assets at end of period (000 omitted)	$1,498,211	$1,281,030	$1,150,953	$1,108,604	$1,148,352	$1,147,895

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Inflation-Adjusted Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates

Notes to Financial Statements (unaudited) - continued
market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,425,472,044	$—	$1,425,472,044
Municipal Bonds	—	42,190,531	—	42,190,531
U.S. Corporate Bonds	—	27,550,739	—	27,550,739
Residential Mortgage-Backed Securities	—	13,215,118	—	13,215,118
Commercial Mortgage-Backed Securities	—	33,238,114	—	33,238,114
Asset-Backed Securities (including CDOs)	—	20,174,487	—	20,174,487
Foreign Bonds	—	18,143,807	—	18,143,807
Mutual Funds	10,357,374	—	—	10,357,374
Total	$10,357,374	$1,579,984,840	$—	$1,590,342,214
Other Financial Instruments
Futures Contracts – Assets	$1,021,271	$—	$—	$1,021,271
Futures Contracts – Liabilities	(58,926)	—	—	(58,926)
Forward Foreign Currency Exchange Contracts – Assets	—	72,405	—	72,405
Forward Foreign Currency Exchange Contracts – Liabilities	—	(209,041)	—	(209,041)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

Notes to Financial Statements (unaudited) - continued
foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,021,271	$(58,926)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	72,405	(209,041)
Total		$1,093,676	$(267,967)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$2,592,292	$ —
Foreign Exchange	—	(980,653)
Total	$2,592,292	$(980,653)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$508,443	$ —
Foreign Exchange	—	(608,076)
Total	$508,443	$(608,076)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of

Notes to Financial Statements (unaudited) - continued
foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s

Notes to Financial Statements (unaudited) - continued
terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$17,266,830

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$1,487,102,013
Gross appreciation	104,999,465
Gross depreciation	(1,759,264)
Net unrealized appreciation (depreciation)	$ 103,240,201
As of 10/31/20
Undistributed ordinary income	8,158,229
Capital loss carryforwards	(36,349,837)
Other temporary differences	(723,185)
Net unrealized appreciation (depreciation)	115,601,218
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,519,251)
Long-Term	(33,830,586)
Total	$(36,349,837)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/21	Year ended 10/31/20
Class A	$712,672	$603,498
Class B	9,709	23,130
Class C	29,974	35,381
Class I	68,290	57,352
Class R1	3,165	2,312
Class R2	5,270	6,410
Class R3	16,230	19,549
Class R4	975	1,251
Class R6	15,174,622	16,517,947
Total	$16,020,907	$17,266,830

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the first $1 billion of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2022. For the six months ended April 30 , 2021, this management fee reduction amounted to $495,891, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2021, this management fee reduction amounted to $84,028, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses , such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.67%	1.42%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2022. For the six months ended April 30, 2021, this reduction amounted to $253,059, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,810 for the six months ended April 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 89,493
Class B	0.75%	0.25%	1.00%	0.90%	6,240
Class C	0.75%	0.25%	1.00%	1.00%	21,462
Class R1	0.75%	0.25%	1.00%	1.00%	2,476
Class R2	0.25%	0.25%	0.50%	0.50%	1,500
Class R3	—	0.25%	0.25%	0.25%	2,089
Total Distribution and Service Fees					$123,260
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2021 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver arrangement. For the six months ended April 30, 2021, this waiver amounted to $35,797 and $624, respectively, and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until February 28, 2022. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2021, this rebate amounted to $430 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2021, were as follows:
Amount
Class A	$1,710
Class B	168
Class C	2,693
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2021, the fee was $15,812, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $38,418.
Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds' transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended April 30, 2021, these costs for the fund amounted to $450,526 and are included in “Shareholder servicing costs” in the Statement of Operations.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2021, MFS held approximately 61% of the outstanding shares of Class R4.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$580,087,131	$319,963,893
Non-U.S. Government securities	51,560,639	65,086,767

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,655,270	$18,599,252	2,590,728	$28,222,853
Class B	1,338	14,976	585	6,408
Class C	154,635	1,729,470	163,815	1,777,268
Class I	490,323	5,494,256	302,343	3,278,933
Class R1	6,833	76,206	25,412	272,409
Class R2	3,801	42,681	17,551	192,538
Class R3	17,064	191,447	25,565	278,689
Class R4	1,142	12,947	2,046	21,667
Class R6	17,951,637	202,542,912	22,396,116	244,113,808
	20,282,043	$228,704,147	25,524,161	$278,164,573
Shares issued to shareholders in reinvestment of distributions
Class A	59,355	$668,631	51,452	$544,855
Class B	818	9,168	2,077	21,734
Class C	2,645	29,649	3,310	34,650
Class I	5,994	67,581	5,329	56,474
Class R1	283	3,165	214	2,234
Class R2	446	5,012	583	6,135
Class R3	1,441	16,230	1,849	19,547
Class R4	87	975	118	1,251
Class R6	1,339,130	15,140,913	1,551,875	16,480,520
	1,410,199	$15,941,324	1,616,807	$17,167,400
Shares reacquired
Class A	(694,377)	$(7,785,664)	(1,236,492)	$(13,196,727)
Class B	(35,236)	(392,602)	(198,838)	(2,123,730)
Class C	(188,320)	(2,103,170)	(253,947)	(2,722,298)
Class I	(105,350)	(1,184,844)	(235,735)	(2,508,696)
Class R1	(570)	(6,268)	(16,604)	(173,980)
Class R2	(2,154)	(23,974)	(27,238)	(298,217)
Class R3	(10,628)	(119,001)	(35,750)	(398,515)
Class R4	(9)	(106)	(3,031)	(31,713)
Class R6	(792,118)	(8,946,735)	(19,726,709)	(209,867,255)
	(1,828,762)	$(20,562,364)	(21,734,344)	$(231,321,131)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	1,020,248	$11,482,219	1,405,688	$15,570,981
Class B	(33,080)	(368,458)	(196,176)	(2,095,588)
Class C	(31,040)	(344,051)	(86,822)	(910,380)
Class I	390,967	4,376,993	71,937	826,711
Class R1	6,546	73,103	9,022	100,663
Class R2	2,093	23,719	(9,104)	(99,544)
Class R3	7,877	88,676	(8,336)	(100,279)
Class R4	1,220	13,816	(867)	(8,795)
Class R6	18,498,649	208,737,090	4,221,282	50,727,073
	19,863,480	$224,083,107	5,406,624	$64,010,842
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 30%, 26%, 20%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $3,055 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$47,052,229	$213,675,062	$250,369,917	$—	$—	$10,357,374

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,249	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for the relevant series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.